Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Apr. 26, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2019